RISK MANAGEMENT - Schedule of Market Risk (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%	10.00%
Reasonably possible increase in risk variable, percent	10.00%	10.00%
Reasonably possible decrease in risk variable, percent	10.00%	10.00%
United States dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% strengthening of foreign exchange rate on net income	$ (75,123)	$ 12,489
10% strengthening of foreign exchange rate on OCI	1,511	0
10% weakening of foreign exchange rate on net income	75,123	(12,489)
10% weakening of foreign exchange rate on OCI	(1,511)	0
Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% strengthening of foreign exchange rate on net income	389	(220)
10% strengthening of foreign exchange rate on OCI	761	552
10% weakening of foreign exchange rate on net income	(389)	220
10% weakening of foreign exchange rate on OCI	(761)	(552)
Hong Kong dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% strengthening of foreign exchange rate on net income	127	106
10% strengthening of foreign exchange rate on OCI	0	0
10% weakening of foreign exchange rate on net income	(127)	(106)
10% weakening of foreign exchange rate on OCI	$ 0	$ 0